Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Cash equivalents					$ 69.1	$ 81.2
Amortization of broadcast rights					3.0	3.0
Amortization of amateur player acquisition rights					11.0	9.6
Advertising costs					5.2	6.2
Stock based compensation expense	$ 3.2	$ 3.1	$ 6.3	$ 6.1	$ 12.2	$ 12.4